Inventory, net (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of components of inventory, net

	September 30,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Raw materials	$2,547	$2,211
Work-in-Process	509	197
Finished goods	1,083	914
Total inventory	$4,139	$3,322

Adagio Medical Inc
Schedule of components of inventory, net

Inventory as of June 30, 2024 and December 31, 2023 consists of the following (in thousands):

	June 30, 2024	December 31, 2023
	(Unaudited)
Raw materials	$2,450	$2,211
Work-in-Process	469	197
Finished goods	1,143	914
Total inventory	$4,062	$3,322

	December 31, 2023	December 31, 2022
Raw materials	$2,211	$—
Work-in-Process	197	—
Finished goods	914	367
Total inventory	$3,322	$367